DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Current assets	$ 173	$ 0
Liabilities
Current liabilities	$ 0	$ (867)